Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,401)	$ (1,527)
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Loss from Equity Method Investments	178	134
Non-cash Expenses	1,610	474
Depreciation, Depletion, Amortization and Accretion	11,157	9,802
Unrealized (Gain) Loss on Derivatives	12,211	(3,654)
Dry Hole Expense	0	503
Deferred Income Tax Benefit	(2,108)	(1,108)
Impairment Expense	66	11,063
(Gain) Loss on Sale of Asset	(6)	170
Changes in operating assets and liabilities
Accounts Receivable	(4,089)	(2,984)
Inventory, Prepaid Expenses and Other Assets	21	(81)
Accounts Payable and Accrued Expenses	28,285	(3,746)
Other Assets and Liabilities	(9,990)	(2,286)
NET CASH PROVIDED BY OPERATING ACTIVITIES	34,934	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Joint Venture Acreage Management	32	147
Contributions to Equity Method Investments	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	73	1,224
Acquisitions of Undeveloped Acreage	(5,758)	(16,844)
Capital Expenditures for Development of Oil & Gas Properties and Equipment	(60,787)	(34,025)
NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(66,440)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Long-Term Debt and Line of Credit	0	(50,000)
Proceeds from Long-Term Debt and Line of Credit	0	20,000
Repayments of Loans and Other Notes Payable	(318)	(218)
Debt Issuance Costs	(668)	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	(233)
Proceeds from the Exercise of Stock Options	166	0
Distributions by the Partners of Consolidated Joint Ventures	(9)	(41)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	70,583
NET CASH PROVIDED BY FINANCING ACTIVITIES	(829)	40,054
NET DECREASE IN CASH	(32,335)	(5,536)
CASH-BEGINNING	43,975	11,796
CASH-ENDING	11,640	6,260
SUPPLEMENTAL DISCLOSURES
Interest Paid	397	1,491
Cash Paid for Income Taxes	0	0
NON-CASH ACTIVITIES
Equipment Financing	$ 643	$ 463